FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Liabilities [Abstract]
Warrant liability	$ 17,227,857	$ 28,062,924
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 175,106,330	175,089,531
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability		14,403,750
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability		$ 13,659,174